Commitments and Contingencies (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Notes payable to bank	Dec. 31, 2011 Committed bank line	Dec. 31, 2011 Uncommitted bank lines	Oct. 03, 2009 Commodity Trading and Milling	Dec. 31, 2011 Debt guarantees of non-consolidated affiliates and third party party
Contingencies
Gain on disputed sale, net of expenses	$ 16,787,000				$ 16,787,000
Number of third parties to whom guarantees are outstanding						3
Maximum exposure for guarantees outstanding						1,275,000
Letters of credit outstanding			48,078,000	25,045,000
Letters of credit for outstanding IDRBs		26,385,000
Letters of credit related to insurance coverages		$ 21,500,000